UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.9%
Prattville IDB Alabama, RB, International Paper Co. Project, Series A, AMT, 4.75%, 12/01/30	$3,025	$2,996,958
Alaska — 1.1%
Northern Tobacco Securitization Corp., RB, Asset-Backed, Series A:
4.63%, 6/01/23	1,860	1,823,730
5.00%, 6/01/46	2,250	1,656,157
		3,479,887
Arizona — 0.9%
Maricopa County IDA, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	1,000	686,090
Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	1,900	1,900,760
Pima County IDA, Refunding RB, Charter Schools II, Series A, 6.75%, 7/01/21	465	466,190
		3,053,040
Arkansas — 0.5%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	1,660	1,665,246
California — 12.0%
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,412,366
Sutter Health, Series B, 6.00%, 8/15/42	3,170	3,651,967
California State Public Works Board, RB, Various Capital Projects, Sub-Series I- 1, 6.38%, 11/01/34	1,185	1,367,881
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	800	890,424
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	5,930	6,555,911
State of California, GO, Various Purpose:
6.00%, 3/01/33	2,525	2,999,246
6.50%, 4/01/33	14,925	18,356,854
5.00%, 10/01/41	3,050	3,302,540
		39,537,189
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,233,988
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	80	81,174

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment:
8.00%, 12/01/25	$3,300	$3,410,451
Subordinate, 8.13%, 12/01/25	820	796,983
University of Colorado, RB, Series A, 5.75%, 6/01/28	750	937,447
		6,460,043
Connecticut — 1.9%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, 5.00%, 11/15/40	1,375	1,477,589
Wesleyan University, 5.00%, 7/01/35	3,385	3,815,403
Mohegan Tribe of Indians of Connecticut, RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	950	785,393
		6,078,385
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,125	1,166,332
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	4,065	4,105,325
		5,271,657
District of Columbia — 2.2%
Metropolitan Washington Airports Authority, RB:
CAB, Second Senior Lien, Series B (AGC), 7.05%, 10/01/33 (a)	6,590	2,185,244
CAB, Second Senior Lien, Series B (AGC), 7.08%, 10/01/34 (a)	4,830	1,505,366
CAB, Second Senior Lien, Series B (AGC), 7.10%, 10/01/35 (a)	6,515	1,863,616
First Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,628,850
		7,183,076
Florida — 3.8%
County of Miami-Dade Florida, Refunding RB:
AMT (AGC), 5.00%, 10/01/40	2,475	2,536,132
Series A, 5.38%, 10/01/41	1,165	1,287,570
Fiddlers Creek Community Development District No. 2, Special Assessment Bonds, Series A, 6.38%, 5/01/35 (b)(c)	2,350	1,233,750

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	$2,720	$2,530,144
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	2,265	2,420,447
Midtown Miami Community Development District, Special Assessment Bonds, Series A, 6.25%, 5/01/37	915	922,338
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	1,200	771,480
Preserve at Wilderness Lake Community Development District, RB, Series A, 7.10%, 5/01/33	855	862,627
		12,564,488
Georgia — 4.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	130	140,414
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 6.13%, 2/15/26	2,000	1,942,640
Metropolitan Atlanta Rapid Transit Authority, Sales Tax RB, Third Indenture Series A, 5.00%, 7/01/39	3,465	3,771,133
Municipal Electric Authority of Georgia, RB:
Series W, 6.60%, 1/01/18 (d)(e)	380	411,403
Series W, 6.60%, 1/01/18	5,520	6,276,240
Series X, 6.50%, 1/01/20	1,205	1,439,240
		13,981,070
Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	630	693,202
6.75%, 11/15/29	895	952,763
7.00%, 11/15/39	615	651,371
		2,297,336
Hawaii — 0.5%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	1,355	1,510,852
Illinois — 15.3%
Chicago Board of Education Illinois, GO, Series A:
5.50%, 12/01/39	2,110	2,390,799
5.00%, 12/01/41	695	744,060
City of Chicago Illinois, RB, O’Hare International Airport, General, Third Lien, Series C, 6.50%, 1/01/41	5,865	7,087,501
City of Chicago Illinois, Sales Tax RB, Series A, 5.25%, 1/01/38	820	924,681

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	$800	$826,504
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	300	300,138
City of Chicago Illinois Transit Authority, Sales Tax Receipts RB, 5.25%, 12/01/40	1,050	1,171,160
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	5,000	5,787,100
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/12 (e)	530	549,239
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	470	428,800
Navistar International, Recovery Zone, 6.50%, 10/15/40	1,540	1,634,094
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	1,610	1,760,487
Friendship Village of Schaumburg, Series A, 5.63%, 2/15/37	250	210,555
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project (AGM):
Series B, 5.00%, 6/15/50	3,150	3,239,869
Series B-2, 5.00%, 6/15/50	2,500	2,570,450
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,335	1,523,128
6.00%, 6/01/28	1,140	1,278,305
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	1,260	1,534,856
Series A (NPFGC), 6.70%, 11/01/21	7,000	8,449,770
Series C (FGIC), 7.75%, 6/01/20	2,500	3,144,775
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	630	697,618
Village of Hodgkins Illinois, RB, MBM Project, AMT, 6.00%, 11/01/23	2,800	2,802,352
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,450	1,411,850
		50,468,091
Indiana — 2.4%
Indiana Finance Authority, RB:
Parkview Health System, Series A, 5.75%, 5/01/31	3,295	3,661,141

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB (concluded):
Sisters of St. Francis Health, 5.25%, 11/01/39	$840	$902,378
Wastewater Utility, First Lien, CWA Authority Project, Series A, 5.25%, 10/01/38	1,580	1,766,535
Indiana Finance Authority, Refunding RB, Ascension Health Senior Credit, Series B-5, 5.00%, 11/15/36	1,500	1,568,685
		7,898,739
Iowa — 0.6%
Iowa State Student Loan Liquidity Corp., RB, Senior-Series A-1, AMT, 5.15%, 12/01/22	1,950	2,091,356
Kansas — 0.5%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,660	1,769,311
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,010	1,115,202
Louisiana — 4.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	3,320	3,625,838
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	7,500	7,522,275
Sabine River Authority Louisiana, Refunding RB, International Paper Co. Project, 6.20%, 2/01/25	3,600	3,622,716
		14,770,829
Maryland — 1.6%
County of Montgomery Maryland, GO, West Germantown Development District, Senior Series A (Radian), 6.70%, 7/01/27	1,155	1,181,218
Maryland Community Development Administration, Refunding RB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,514,040
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	435	448,750
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	830	860,312

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, RB, University Of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	$1,000	$1,222,630
		5,226,950
Massachusetts — 3.6%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	1,805	1,924,563
Massachusetts HFA, HRB, Series A, AMT, 5.20%, 12/01/37	2,895	2,965,146
Massachusetts HFA, RB, S/F, Series 130, AMT, 5.00%, 12/01/32	2,720	2,768,851
Massachusetts HFA, Refunding HRB, AMT:
Series D, 4.85%, 6/01/40	1,770	1,786,408
Series F, 5.70%, 6/01/40	2,130	2,235,350
		11,680,318
Michigan — 7.0%
City of Detroit Michigan, RB, Senior Lien, Series B (AGM), 7.50%, 7/01/33	910	1,148,648
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	2,465	2,478,434
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,380	1,487,364
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	6,850	7,031,799
Mclaren Health Care, Series A, 5.75%, 5/15/38	8,560	9,271,250
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,400	1,731,268
		23,148,763
Minnesota — 2.5%
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement, Tobacco Settlement, Series B:
5.25%, 3/01/25	4,495	5,080,024
5.25%, 3/01/31	3,015	3,270,371
		8,350,395
Mississippi — 1.4%
County of Lowndes Mississippi, Refunding RB, Weyerhauser Co. Project, Series A, 6.80%, 4/01/22	3,000	3,337,170

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	$1,065	$1,196,208
		4,533,378
Nevada — 0.2%
County of Clark Nevada, Special Assessment Bonds, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	535	553,762
New Jersey — 4.0%
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	2,420	2,437,569
Continental Airlines, Inc. Project, AMT, 6.25%, 9/15/29	3,000	2,987,070
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.63%, 7/01/36 (b)(c)	1,680	17
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.38%, 10/01/28	1,200	1,328,556
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,635	1,875,983
Series B, 5.25%, 6/15/36	2,460	2,767,869
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	1,860	1,743,359
		13,140,423
New York — 8.8%
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	9,405	11,718,442
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	1,205	1,336,345
New York City Industrial Development Agency, RB:
British Airways Plc Project, 7.63%, 12/01/32	1,920	1,921,152
Series C, 6.80%, 6/01/28	690	714,909
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	890	892,412
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	6,700	7,409,463
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,220	1,320,650

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	$1,165	$1,261,113
6.00%, 12/01/42	1,250	1,348,462
Westchester County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	1,000	1,002,710
		28,925,658
North Carolina — 1.5%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,675	1,369,229
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	1,400	1,488,144
North Carolina Medical Care Commission, Refunding RB, Carolina Village Project, 6.00%, 4/01/38	2,000	1,994,560
		4,851,933
Pennsylvania — 3.6%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	4,250	3,466,045
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A, 6.13%, 1/01/25	880	882,886
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.50%, 7/01/40	2,000	2,043,680
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.13%, 2/01/28	420	391,066
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	1,890	2,073,614
National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	2,000	1,751,380
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17 (f)	1,265	1,266,480
		11,875,151
Puerto Rico — 2.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	4,255	5,013,837

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series C, 6.25%, 8/01/39 (a)	$18,670	$4,347,683
		9,361,520
South Carolina — 1.6%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,280	3,622,235
South Carolina State Public Service Authority, Refunding RB, 5.00%, 12/01/36	1,540	1,743,049
		5,365,284
Tennessee — 0.3%
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/24	1,000	994,050
Texas — 9.2%
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, AMT, 7.70%, 4/01/33	1,500	273,810
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, AMT, 6.63%, 5/15/33	3,000	3,043,560
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	2,140	2,290,720
City of Dallas Texas, Refunding RB, Waterworks & Sewer System, 5.00%, 10/01/35	1,510	1,721,597
City of Houston Texas, RB, Special Facilities, Continental Airlines, Series E, AMT, 6.75%, 7/01/21	4,820	4,845,112
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	2,000	2,379,880
North Texas Tollway Authority, Refunding RB, First Tier, Series A, 6.25%, 1/01/39	7,000	7,889,140
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,950	4,449,517
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,000	3,336,930
		30,230,266

Municipal Bonds	Par (000)	Value
US Virgin Islands — 1.8%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	$6,000	$6,000,060
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	2,780	2,993,087
Virginia — 1.2%
Fairfax County EDA, Refunding RB, Goodwin House Inc:
5.13%, 10/01/37	500	509,685
5.13%, 10/01/42	3,440	3,494,662
		4,004,347
Washington — 2.0%
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	1,980	2,323,233
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	4,305,912
		6,629,145
Wisconsin — 4.1%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	7,100	8,437,498
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	2,465	2,674,796
SynergyHealth Inc., 6.00%, 11/15/32	2,215	2,287,032
		13,399,326
Total Municipal Bonds – 114.1%		375,456,571

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	2,450	2,682,815
California — 6.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	3,271	3,700,849
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39	2,610	2,927,141
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,290	2,504,825

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$1,077	$1,236,173
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	9,480	10,471,323
		20,840,311
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.50%, 7/01/34	2,129	2,357,132
Connecticut — 2.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	6,000	6,708,840
Florida — 1.9%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	5,679	6,310,928
Illinois — 1.4%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	1,320	1,433,335
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,999	3,302,389
		4,735,724
Maryland — 0.8%
Maryland State Transportation Authority, RB, Transportation Facility Project (AGM), 5.00%, 7/01/41	2,290	2,513,412
Massachusetts — 5.0%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,530	5,136,703
Massachusetts School Building Authority, Sales Tax RB, Series A (AGM), 5.00%, 8/15/30	10,000	11,165,200
		16,301,903
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,009	2,298,938
New York — 11.1%
Hudson New York Yards Infrastructure Corp., RB, 5.75%, 2/15/47	1,610	1,819,162
New York City Municipal Water Finance Authority, Water & Sewer System, RB:
Series DD, 5.00%, 6/15/37	6,299	6,875,729
Series FF-2, 5.50%, 6/15/40	1,575	1,812,955
New York Liberty Development Corp., RB, 5.25%, 12/15/43	10,740	12,200,962

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51	$6,440	$7,328,269
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	5,789	6,283,214
		36,320,291
North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series A, 5.00%, 10/01/41	6,239	6,694,256
Ohio — 5.4%
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,592,000
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	13,843	15,156,251
		17,748,251
South Carolina — 1.7%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	4,995	5,679,415
Texas — 3.2%
Metropolitan Transit Authority of Harris County Texas, RB, Sales and Use Tax Bonds, Series A, 5.00%, 11/01/41	3,400	3,842,034
Texas Department of Housing & Community Affairs, MRB, Series B, AMT (Ginnie Mae), 5.25%, 9/01/32	3,451	3,562,818
Texas State University Systems, Refunding RB (AGM), 5.00%, 3/15/30	2,743	2,934,860
		10,339,712
Washington — 5.6%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	4,500	4,928,355
5.00%, 11/01/36	4,500	4,928,355
(AGM), 5.00%, 11/01/32	7,693	8,530,359
		18,387,069
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	2,499	2,660,271
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 49.4%		162,579,268
Total Long-Term Investments (Cost – $490,952,823) – 163.5%		538,035,839

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2012	6

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.01% (h)(i)	7,869,279	$7,869,279

	Par (000)
Michigan Finance Authority, RB, SAN, Detroit Schools, Series A-1, 6.45%, 2/20/12	$3,255	3,255,000
Total Short-Term Securities (Cost – $11,124,279) – 3.4%		11,124,279
Total Investments (Cost - $502,077,102*) 166.9%		549,160,118
Other Assets Less Liabilities – 1.5%		4,718,612
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (25.8)%		(84,873,290)
Preferred Shares, at Redemption Value – (42.6)%		(140,000,000)
Net Assets – 100.0%		$329,005,440

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$418,245,797
Gross unrealized appreciation	$51,546,333
Gross unrealized depreciation	(5,477,941)
Net unrealized appreciation	$46,068,392

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at January 31, 2012	Income
FFI Institutional Tax-Exempt Fund	5,653,323	2,215,956	7,869,279	$991

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds
SAN	State Aid Notes
S/F	Single-Family

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
72	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$9,522,000	$(126,137)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2012	7

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$538,035,839	—	$538,035,839

Short-Term Securities	$7,869,279	3,255,000		11,124,279
Total	$7,869,279	$541,290,839	—	$549,160,118

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(126,137)	—	—	$(126,137)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2012	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund II, Inc.

Date: March 23, 2012